Commitments, Contingencies and Other Matters: Schedule Of Cash Balances By Geographic Segment Table Text Block (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule Of Cash Balances By Geographic Segment Table Text Block

	March 31, 2014		June 30, 2013
	(unaudited)
Country:
United States	$110,393	0.98%	$28,331	0.41%
China	11,154,638	99.02%	6,919,641	99.59%
Total cash and cash equivalents	$11,265,031	100%	$6,947,972	100%

	June 30, 2013		June 30, 2012
Country:
United States	$28,331	0.41%	$23,406	0.13%
China	6,919,641	99.59%	18,362,882	99.87%
Total cash and cash equivalents	$6,947,972	100%	$18,386,288	100%